Pension and Postretirement Benefit Plans (Detail 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Qualified and Non-qualified Pension Benefits
Weighted-average assumptions used to determine net cost for years ended
Contributions made to the Company's plans	$ 556	$ 1,259
Expected future employer contributions in next fiscal year, low end of range	400
Expected future employer contributions in next fiscal year, high end of range	600
United States Qualified and Non-qualified Pension Benefits
Net periodic benefit cost (benefit)
Service cost	201	183	192
Interest cost	638	619	597
Expected return on plan assets	(929)	(906)	(889)
Amortization of prior service cost (benefit)	13	16	15
Amortization of net actuarial (gain) loss	221	99	58
Net periodic benefit cost (benefit)	144	11	(27)
Settlements, curtailments, special termination benefits and other		26	7
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	144	37	(20)
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Prior service cost (benefit)			9
Amortization of prior service cost (benefit)	(13)	(16)	(15)
Net actuarial (gain) loss	227	585	2,337
Amortization of net actuarial (gain) loss	(221)	(99)	(58)
Total recognized in other comprehensive (income) loss	(7)	470	2,273
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	137	507	2,253
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amortization of prior service cost (benefit)	11
Amortization of net actuarial (gain) loss	334
Total amortization expected over the next fiscal year	345
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.23%	5.77%	6.14%
Compensation rate increase	4.00%	4.30%	4.30%
Percentage decrease in discount rate obligation from the prior year	0.54%
Weighted-average assumptions used to determine net cost for years ended
Discount rate	5.77%	6.14%	6.00%
Expected return on assets	8.50%	8.50%	8.50%
Compensation rate increase	4.30%	4.30%	4.30%
Amount of company's common stock contributed by company		600
United States Qualified Pension Benefits
Asset Allocation assumption
Global equities	37.00%
Private equities	16.00%
Fixed-income securities	26.00%
Absolute return investments	16.00%
Commodities	5.00%
Company's assumption for the expected return on plan assets
Global equities	8.00%
Private equities	12.00%
Fixed-income securities	4.20%
Absolute return investments	6.00%
Commodities	5.80%
Expected rate of return on plan assets in next fiscal year	8.50%
Rate of return on plan assets	14.40%	12.60%	(13.60%)
Average annual actual return on plan assets over the past 10 years	6.40%
Average annual actual return on plan assets over the past 25 years	11.20%
International Qualified and Non-qualified Pension Benefits
Net periodic benefit cost (benefit)
Service cost	105	98	120
Interest cost	241	235	252
Expected return on plan assets	(278)	(260)	(305)
Amortization of transition (asset) obligation	1	3	3
Amortization of prior service cost (benefit)	(4)	(4)	(2)
Amortization of net actuarial (gain) loss	84	42	38
Net periodic benefit cost (benefit)	149	114	106
Settlements, curtailments, special termination benefits and other	(22)	25	3
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	127	139	109
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Transition (asset) obligation	(1)	(2)	(1)
Amortization of transition (asset) obligation	(1)	(3)	(3)
Prior service cost (benefit)	(91)	19	(37)
Amortization of prior service cost (benefit)	4	4	2
Net actuarial (gain) loss	104	224	622
Amortization of net actuarial (gain) loss	(84)	(42)	(38)
Foreign currency	(19)	(101)	202
Total recognized in other comprehensive (income) loss	(88)	99	747
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	39	238	856
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amortization of transition (asset) obligation	(1)
Amortization of prior service cost (benefit)	(13)
Amortization of net actuarial (gain) loss	112
Total amortization expected over the next fiscal year	98
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.04%	5.30%	5.53%
Compensation rate increase	3.59%	3.72%	3.50%
Weighted-average assumptions used to determine net cost for years ended
Discount rate	5.30%	5.53%	5.39%
Expected return on assets	6.90%	6.86%	7.19%
Compensation rate increase	3.72%	3.50%	3.82%
Postretirement Benefits
Net periodic benefit cost (benefit)
Service cost	55	51	53
Interest cost	88	97	100
Expected return on plan assets	(83)	(86)	(104)
Amortization of prior service cost (benefit)	(94)	(81)	(97)
Amortization of net actuarial (gain) loss	85	66	64
Net periodic benefit cost (benefit)	51	47	16
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	51	47	16
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Prior service cost (benefit)	69	(169)	(148)
Amortization of prior service cost (benefit)	94	81	97
Net actuarial (gain) loss	89	36	385
Amortization of net actuarial (gain) loss	(85)	(66)	(64)
Foreign currency	(1)	(1)	2
Total recognized in other comprehensive (income) loss	166	(119)	272
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	217	(72)	288
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amortization of prior service cost (benefit)	(72)
Amortization of net actuarial (gain) loss	103
Total amortization expected over the next fiscal year	31
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.09%	5.62%	6.14%
Percentage decrease in discount rate obligation from the prior year	0.53%
Weighted-average assumptions used to determine net cost for years ended
Discount rate	5.62%	6.14%	6.00%
Expected return on assets	7.30%	7.24%	8.60%
Contributions made to the Company's plans	$ 62	$ 133